Statutory equity and income - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Aggregate statutory capital and surplus	$ 79.4	$ 73.3
Statutory basis subsidiaries	$ 75.8	$ 60.8